Rule 497(e)
                                                       Registration No. 33-84842

                             THE BEAR STEARNS FUNDS

                           Total Return Bond Portfolio
                             Class A, B and C Shares

       Supplement dated May 29, 1998 to Prospectus dated December 24, 1997

On May 14, 1998, the Board of Trustees approved a change of the investment objective of the Total Return Bond Portfolio (the "Portfolio"). The new investment objective would be to seek "high current income consistent with preservation of capital." This change is subject to approval by the shareholders of the Portfolio.

A Special Meeting of shareholders has been scheduled for July 14, 1998. Shareholders of record on May 22, 1998 will be entitled to receive notice of the meeting and to vote. If shareholders approve the change of the investment objective, the Portfolio plans to change certain related investment policies and the name of the Portfolio to "Income Portfolio."


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                                                                     Rule 497(e)
                                                       Registration No. 33-84842


                             THE BEAR STEARNS FUNDS

                           Total Return Bond Portfolio
                                 Class Y Shares

         Supplement dated May 29, 1998 to Prospectus dated July 14, 1997

On May 14, 1998, the Board of Trustees approved a change of the investment objective of the Total Return Bond Portfolio (the "Portfolio"). The new investment objective would be to seek "high current income consistent with preservation of capital." This change is subject to approval by the shareholders of the Portfolio.

A Special Meeting of shareholders has been scheduled for July 14, 1998. Shareholders of record on May 22, 1998 will be entitled to receive notice of the meeting and to vote. If shareholders approve the change of the investment objective, the Portfolio plans to change certain related investment policies and the name of the Portfolio to "Income Portfolio."